Cover	Mar. 03, 2025
Document Information Line Items
Entity Registrant Name	NIXXY, INC.
Entity Central Index Key	0001462223
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 03, 2025
Entity Ex Transition Period	false
Entity File Number	001-53641
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-1505893
Entity Address Address Line 1	123 Farmington Avenue
Entity Address Address Line 2	Suite 252
Entity Address City Or Town	Bristol
Entity Address State Or Province	CT
Entity Address Postal Zip Code	06010
City Area Code	855)
Local Phone Number	931-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Common Stocks
Document Information Line Items
Security 12b Title	Common Stock
Trading Symbol	NIXX
Security Exchange Name	NASDAQ
Common Stock Purchase Warrants
Document Information Line Items
Security 12b Title	Common Stock Purchase Warrants
Trading Symbol	NIXXW
Security Exchange Name	NASDAQ